Other Real Estate - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Real Estate [Abstract]
Foreclosed residential real estate	$ 900	$ 600
Mortgage loans in process of foreclosure, amount	2,000	600
Other real estate and repossessed assets, net	$ 938	$ 569